RIGHT OF USE ASSETS - Disclosure of quantitative information about right-of-use assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance, end of year	$ 3,060
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	4,102
Additions	122
Balance, end of year	4,224
Depreciation and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	0
Depreciation for the year	1,164
Balance, end of year	1,164
Office [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, end of year	2,987
Office [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	4,102
Additions	36
Balance, end of year	4,138
Office [member] | Depreciation and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	0
Depreciation for the year	1,151
Balance, end of year	1,151
Office Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, end of year	73
Office Equipment [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	0
Additions	86
Balance, end of year	86
Office Equipment [member] | Depreciation and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of year	0
Depreciation for the year	13
Balance, end of year	$ 13